Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Schedule of reconciliation of intangible assets

in € thousand	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2025
Opening net book value	205	23,948	1,104	—	25,258
Additions	61	—	—	—	61
Amortization charge	(82)	(2,685)	(137)	—	(2,904)
Impairment charge	(3)	—	—	—	(3)
Exchange rate differences	4	(58)	(10)	—	(64)
CLOSING NET BOOK VALUE	186	21,206	957	—	22,349
AS AT DECEMBER 31, 2025
Cost	5,861	83,012	7,313	—	96,187
Accumulated amortization and impairment	(5,676)	(61,806)	(6,356)	—	(73,838)
CLOSING NET BOOK VALUE	186	21,206	957	—	22,349

in € thousand	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2024
Opening net book value	255	24,073	1,239	—	25,567
Additions	79	2,500	—	—	2,579
Amortization charge	(126)	(2,687)	(145)	—	(2,958)
Impairment charge	—	—	—	—	—
Exchange rate differences	(2)	62	11	—	71
CLOSING NET BOOK VALUE	205	23,948	1,104	—	25,258
AS AT DECEMBER 31, 2024
Cost	5,823	83,349	7,345	—	96,516
Accumulated amortization and impairment	(5,618)	(59,400)	(6,240)	—	(71,258)
CLOSING NET BOOK VALUE	205	23,948	1,104	—	25,258